Stockholders' Equity (Deficit) - Issuance of the Company's Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 31, 2022	Mar. 31, 2022	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2021
Stockholders' Equity (Deficit)
Number of Shares Registered			41,883,053
Convertible preferred shares issued			41,883,053	0
Convertible preferred shares outstanding			41,883,053	0	0	125,343,885
Carrying Value			$ 206,969
Number of Ordinary Shares Equivalent Shares			41,883,053
Liquidation Preference			$ 213,142
Proceeds from issuance of preferred shares		$ 95,477
Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Number of Shares Registered			183,565,242			125,343,885
Convertible preferred shares issued			183,565,242			125,343,885
Convertible preferred shares outstanding			183,565,242			125,343,885
Carrying Value			$ 206,969			$ 106,226
Number of Ordinary Shares Equivalent Shares			183,565,242			125,343,885
Liquidation Preference			$ 213,142			$ 108,547
Proceeds from issuance of preferred shares			$ 95,470
Series A preferred shares
Stockholders' Equity (Deficit)
Number of Shares Registered			2,308,741
Convertible preferred shares issued			2,308,741
Convertible preferred shares outstanding			2,308,741			10,118,760
Carrying Value			$ 6,668
Number of Ordinary Shares Equivalent Shares			2,308,741
Liquidation Preference			$ 6,676
Series A preferred shares | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Number of Shares Registered			10,118,760			10,118,760
Convertible preferred shares issued			10,118,760			10,118,760
Convertible preferred shares outstanding			10,118,760
Carrying Value			$ 6,668			$ 6,668
Number of Ordinary Shares Equivalent Shares			10,118,760			10,118,760
Liquidation Preference			$ 6,676			$ 6,676
Series A preferred shares | Minimum
Stockholders' Equity (Deficit)
Price per share			$ 2.68
Series A preferred shares | Minimum | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Price per share			0.61			$ 0.61
Series A preferred shares | Maximum
Stockholders' Equity (Deficit)
Price per share			2.95
Series A preferred shares | Maximum | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Price per share			$ 0.67			$ 0.67
Series B preferred shares
Stockholders' Equity (Deficit)
Number of Shares Registered			13,815,180
Convertible preferred shares issued			13,815,180
Convertible preferred shares outstanding			13,815,180			60,549,235
Carrying Value			$ 36,851
Number of Ordinary Shares Equivalent Shares			13,815,180
Liquidation Preference			$ 37,622
Series B preferred shares | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Number of Shares Registered			60,549,235			60,549,235
Convertible preferred shares issued			60,549,235			60,549,235
Convertible preferred shares outstanding			60,549,235
Carrying Value			$ 36,851			$ 36,851
Number of Ordinary Shares Equivalent Shares			60,549,235			60,549,235
Liquidation Preference			$ 37,622			$ 37,622
Series B preferred shares | Minimum
Stockholders' Equity (Deficit)
Price per share			$ 2.45
Series B preferred shares | Minimum | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Price per share			0.56			$ 0.56
Series B preferred shares | Maximum
Stockholders' Equity (Deficit)
Price per share			3.10
Series B preferred shares | Maximum | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Price per share			$ 0.71			$ 0.71
Series C preferred shares
Stockholders' Equity (Deficit)
Number of Shares Registered			12,609,199
Convertible preferred shares issued			12,609,199
Convertible preferred shares outstanding			12,609,199			54,675,890
Carrying Value			$ 63,597
Number of Ordinary Shares Equivalent Shares			12,609,199
Liquidation Preference			$ 65,039
Series C preferred shares | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Number of Shares Registered			55,263,659			54,675,890
Convertible preferred shares issued			55,263,659			54,675,890
Convertible preferred shares outstanding			55,263,659
Carrying Value			$ 63,597			$ 62,707
Number of Ordinary Shares Equivalent Shares			55,263,659			54,675,890
Liquidation Preference			$ 65,039			$ 64,249
Series C preferred shares | Minimum
Stockholders' Equity (Deficit)
Price per share			$ 4.71
Series C preferred shares | Minimum | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Price per share			1.07			$ 1.07
Series C preferred shares | Maximum
Stockholders' Equity (Deficit)
Price per share			5.86
Series C preferred shares | Maximum | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Price per share			$ 1.34			$ 1.34
Series D preferred shares
Stockholders' Equity (Deficit)
Number of Shares Registered			13,149,933
Convertible preferred shares issued			13,149,933
Convertible preferred shares outstanding			13,149,933
Carrying Value			$ 99,853
Number of Ordinary Shares Equivalent Shares			13,149,933
Liquidation Preference			$ 103,805
Proceeds from issuance of preferred shares	$ 103,800
Series D preferred shares | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Number of Shares Registered			57,633,588
Convertible preferred shares issued			57,633,588
Convertible preferred shares outstanding			57,633,588
Carrying Value			$ 99,853
Number of Ordinary Shares Equivalent Shares			57,633,588
Liquidation Preference			$ 103,805
Proceeds from issuance of preferred shares	$ 103,800
Series D preferred shares | Minimum
Stockholders' Equity (Deficit)
Price per share			$ 7.82
Series D preferred shares | Minimum | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Price per share			1.78
Series D preferred shares | Maximum
Stockholders' Equity (Deficit)
Price per share			7.90
Series D preferred shares | Maximum | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Price per share			$ 1.80